Leases - Lease Term and Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term - operating leases (years)	16 years	15 years 4 months 24 days
Weighted average remaining lease term - finance leases (years)	4 years 2 months 12 days	5 years 1 month 6 days
Weighted average discount rate - operating leases (percent)	7.10%	7.20%
Weighted average discount rate - finance leases (percent)	5.20%	5.20%